CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income/(loss)	$ (5,701,259)	¥ (39,215,085)	¥ 176,737,444	¥ 63,710,958
Adjustments to reconcile net income to net cash provided by operating activities:
Interest income on held-to-maturity debt securities				(1,587,889)
Impairment loss of property, plant and equipment	7,268,586	49,995,656	0	0
Gain on disposal of property, plant and equipment				(3,743,590)
Deferred income taxes				1,755,197
Depreciation	15,485,648	106,515,229	112,816,310	115,744,856
Amortization expense	535,874	3,685,914	2,832,576	4,828,862
Amortized debt issuance costs associated to the bonds	205,523	1,413,655	1,411,537	672,831
Changes in operating assets and liabilities:
Trade accounts receivable	47,024,324	323,448,304	(94,115,818)	99,898,697
Inventories	(146,417,761)	(1,007,108,069)	168,443,408	(163,787,747)
Prepaid expenses and other current assets	81,304,725	559,239,834	(300,755,630)	87,668,833
Trade accounts payable	(3,885,140)	(26,723,230)	13,247,376	1,351,129
Accrued expenses and other payables	(10,782,480)	(74,165,333)	5,219,296	(32,647,208)
Income tax payable	(6,241,769)	(42,932,879)	54,475,346	(13,932,965)
Net cash provided by/ (used in) operating activities	(21,203,729)	(145,846,004)	140,311,845	159,931,964
Cash flows from investing activities:
Purchases of property, plant and equipment and construction in progress			(950,000)	(3,592,397)
Proceeds from disposal of property, plant and equipment	1,107,102	7,615,000		3,743,590
Net cash provided by/ (used in) investing activities	1,107,102	7,615,000	(950,000)	151,193
Cash flows from financing activities:
Proceeds from borrowings	4,971,180	34,193,359	880,867,011	961,870,000
Repayments of borrowings			(1,087,370,000)	(893,900,000)
Settlement of bonds				(221,279,238)
Proceeds from the issuance of bonds, net of debt issuance costs paid				292,924,529
Net cash provided by/(used in) financing activities	4,971,180	34,193,359	(206,502,989)	139,615,291
Effect of foreign currency exchange translation	(5,282)	(36,333)	61,376	10
Net increase/ (decrease) in cash	(15,125,447)	(104,037,645)	(67,079,768)	299,698,458
Cash-beginning of year	105,876,058	728,249,297	795,329,065	495,630,607
Cash-end of year	90,750,611	624,211,652	728,249,297	795,329,065
Supplemental disclosure of cash flow information:
Cash paid for income taxes	2,402,109	16,522,472	4,437,138	33,414,753
Cash paid for interest	$ 9,069,499	¥ 62,382,917	64,796,999	76,584,346
Non-cash investing activities:
Accrued fixed asset purchases			¥ 1,936,729
Offsetting other payables to the debt securities issuer for the principal amounts of held-to-maturity debt securities to be received upon matured				98,720,762
Non-cash financing activities:
Offsetting other receivables from the bonds holder upon the settlement of bonds				¥ 98,720,762